INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,519	$ 1,163
Regulatory and other deferred amounts	571	537
Unrealized foreign exchange losses on long-term debt	333	130
Other	193	46
Deferred tax assets, gross	2,616	1,876
Less: Valuation allowance	640	229
Deferred tax assets, net of Valuation allowance	1,976	1,647
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,686	5,616
Equity investments	1,152	1,219
Taxes on future revenue requirement	397	333
Financial instruments	126	0
Other	193	112
Deferred tax liabilities, gross	8,554	7,280
Net Deferred Income Tax Liabilities	6,578	5,633
Deferred Income Tax Assets
Other long-term assets (Note 15)	1,070	509
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities	$ 7,648	$ 6,142